Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 95,065
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	20,936
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,405,577
4.00%, 4/1/44	1,500	1,436,423
		$ 2,958,001
Electric Utilities — 4.7%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,019,269
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.55%, 10/1/42(1)	900	900,000
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,370	2,498,239
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,074,300
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,089,894
5.50%, 12/1/54	545	581,883
Utility Debt Securitization Authority, NY, 5.00%, 6/15/36	765	888,155
		$ 8,051,740
Escrowed/Prerefunded — 3.5%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,224,695
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,687,246
		$ 5,911,941
General Obligations — 16.2%
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	$1,015	$ 961,151
3.25%, 8/1/44	990	870,263
Chicago Board of Education, IL, 5.00%, 12/1/44	2,000	1,884,068
Chicago, IL, 5.00%, 1/1/43	1,000	974,248
Falls Church, VA, 3.00%, 7/15/42	1,445	1,246,708
Houston, TX, 4.125%, 3/1/51	1,500	1,384,495
Illinois:
5.50%, 5/1/39	205	219,449
5.50%, 3/1/42	2,300	2,475,250
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.75%, 5/1/45	$210	$ 221,631
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,442,720
Massachusetts, 5.00%, 12/1/47	1,000	1,061,641
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	1,605	1,739,798
New York, NY:
4.00%, 9/1/46	1,980	1,845,031
4.00%, 4/1/50	1,775	1,623,799
5.00%, 8/1/53	1,000	1,029,761
5.25%, 10/1/51	2,000	2,106,431
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,562,893
5.00%, 8/15/50	1,000	1,051,888
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,099,970
		$ 27,801,195
Hospital — 8.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,540,928
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,008,640
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,036,088
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,070	3,132,468
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	462,018
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,105	1,107,564
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,390	1,298,636
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,605,308
		$ 14,191,650
Housing — 4.7%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,133,989
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,538,410
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,460	2,467,139

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	$1,995	$ 2,031,447
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	500	508,146
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 7,964,131
Industrial Development Revenue — 0.5%
Mississippi Business Finance Corp., (Chevron USA, Inc.):
2.50%, 12/1/30(1)	$400	$ 400,000
2.50%, 12/1/30(1)	500	500,000
		$ 900,000
Insured - Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,125	$ 1,217,598
		$ 1,217,598
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,589,694
		$ 2,589,694
Insured - General Obligations — 1.2%
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	$2,000	$ 2,130,821
		$ 2,130,821
Insured - Lease Revenue/Certificates of Participation — 4.3%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,385,335
		$ 7,385,335
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,082,297
		$ 1,082,297
Insured - Special Tax Revenue — 10.0%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,991,608
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,170,834
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Massachusetts, Dedicated Tax Revenue: (continued)
(NPFG), 5.50%, 1/1/30	$2,565	$ 2,855,904
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/43	1,000	1,051,047
		$ 17,069,393
Insured - Transportation — 8.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,607,033
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,639,393
		$ 15,246,426
Insured - Water and Sewer — 0.9%
Grand Prairie Water Commission, IL, (BAM), 5.25%, 1/1/50	$1,500	$ 1,582,096
		$ 1,582,096
Lease Revenue/Certificates of Participation — 3.7%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,034,921
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,197,309
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	1,000	1,030,399
		$ 6,262,629
Other Revenue — 5.8%
Black Belt Energy Gas District, AL, 5.00%, 10/1/35	$1,070	$ 1,102,962
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,297,176
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	350	364,999
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	1,000	1,060,357
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,587,739
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	104,269
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,200,655
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	1,665	1,791,737
		$ 9,977,894

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 3.9%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 982,824
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(3)	360	360,522
5.75%, 7/1/54(3)	775	772,655
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,025,723
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,700,449
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,753,239
		$ 6,595,412
Special Tax Revenue — 11.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.25%, 11/1/55	$2,000	$ 2,138,181
Durango, CO, Sales and Use Tax Revenue, 5.25%, 12/1/50	1,000	1,080,574
JobsOhio Beverage System, OH, 5.00%, 1/1/53	500	522,541
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,352,808
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,296,112
5.50%, 11/1/45(4)	2,000	2,148,280
5.50%, 5/1/50	1,500	1,623,547
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,131,503
5.00%, 7/1/58	2,817	2,716,678
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,072,134
		$ 19,082,358
Transportation — 3.6%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,107,399
Metropolitan Transportation Authority, NY, 5.25%, 11/15/45	1,000	1,065,960
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,055,242
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,493,823
Texas Transportation Commission, 0.00%, 8/1/40	1,000	508,765
		$ 6,231,189
Water and Sewer — 4.4%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/50	$2,000	$ 2,094,336
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 2.55%, 10/1/60(1)	$300	$ 300,000
Margate, FL, Water and Sewer Revenue, 5.00%, 10/1/43	935	1,015,686
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,568,068
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	1,715	1,555,778
5.25%, 6/15/52(4)	1,000	1,049,120
		$ 7,582,988
Total Tax-Exempt Municipal Obligations (identified cost $167,296,691)		$171,814,788
Total Investments — 100.2% (identified cost $167,296,691)		$171,814,788
Other Assets, Less Liabilities — (0.2)%		$ (416,105)
Net Assets — 100.0%		$171,398,683
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $2,886,416 or 1.7% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	11.6%
New York	11.3%
Pennsylvania	10.7%
Others, representing less than 10% individually	66.6%

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 28.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$171,814,788	$ —	$171,814,788
Total Investments	$—	$171,814,788	$—	$171,814,788
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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